Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	FPA FUNDS TRUST
Central Index Key	0000924727
Amendment Flag	false
Document Creation Date	Feb. 01, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Apr. 30, 2012